UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Unconstrained Bond Fund

Portfolio of Investments

July 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 16.9%
Industrial - 8.2%
Basic - 1.2%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	U.S.$	115	$120,412
ArcelorMittal
6.125%, 6/01/18		225	232,600
Dow Chemical Co. (The)
7.60%, 5/15/14		91	101,227
Georgia-Pacific LLC
5.40%, 11/01/20 (a)		57	67,200
International Paper Co.
9.375%, 5/15/19		160	216,770
Lubrizol Corp.
8.875%, 2/01/19		155	216,155
PPG Industries, Inc.
5.75%, 3/15/13		220	226,937

			1,181,301

Capital Goods - 0.6%
CRH Finance Ltd.
7.375%, 5/28/14	EUR	120	163,206
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	200	238,182
Tyco International Finance SA
8.50%, 1/15/19		150	202,875

			604,263

Communications - Media - 1.1%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		225	252,086
Comcast Corp.
5.30%, 1/15/14		180	191,602
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14		70	75,489
Reed Elsevier Capital, Inc.
7.75%, 1/15/14		215	234,464
Time Warner Cable, Inc.
7.50%, 4/01/14		150	166,128
WPP Finance UK
8.00%, 9/15/14		165	186,632

			1,106,401

Communications - Telecommunications - 1.2%
American Tower Corp.
5.05%, 9/01/20		140	150,158
Bell Canada
4.85%, 6/30/14	CAD	195	204,808
British Telecommunications PLC
8.50%, 12/07/16	GBP	100	197,188
Deutsche Telekom International Finance BV
7.125%, 9/26/12		110	173,981
Koninklijke KPN NV
5.00%, 11/13/12	EUR	130	161,835

	Principal Amount (000)		U.S. $ Value
United States Cellular Corp.
6.70%, 12/15/33	U.S.$	275	290,461

			1,178,431

Consumer Cyclical - Automotive - 0.9%
American Honda Finance Corp.
5.125%, 10/03/12	EUR	150	185,997
Daimler Finance North America LLC
6.50%, 11/15/13	U.S.$	160	171,642
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		137	148,320
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)		146	156,337
Volvo Treasury AB
5.95%, 4/01/15 (a)		190	208,620

			870,916

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
6.25%, 4/30/16		165	193,692

Consumer Cyclical - Other - 0.4%
Carnival PLC
4.25%, 11/27/13	EUR	140	179,060
Marriott International, Inc./DE
5.625%, 2/15/13	U.S.$	185	189,570

			368,630

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
6.60%, 3/15/19		85	108,572
Nordstrom, Inc.
6.25%, 1/15/18		180	217,791

			326,363

Consumer Non-Cyclical - 0.6%
Altria Group, Inc.
9.25%, 8/06/19		150	211,648
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		154	165,135
Newell Rubbermaid, Inc.
5.50%, 4/15/13		32	33,009
Reynolds American, Inc.
7.625%, 6/01/16		173	209,082
Whirlpool Corp.
8.60%, 5/01/14		20	22,354

			641,228

Energy - 0.7%
Anadarko Petroleum Corp.
5.95%, 9/15/16		34	39,344
Hess Corp.
8.125%, 2/15/19		35	45,934
Nabors Industries, Inc.
9.25%, 1/15/19		160	207,970

	Principal Amount (000)		U.S. $ Value
Noble Energy, Inc.
8.25%, 3/01/19	U.S.$	153	198,077
Noble Holding International Ltd.
4.90%, 8/01/20		15	16,652
Weatherford International Ltd./Bermuda
5.15%, 3/15/13		225	230,654

			738,631

Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	32,342
Motorola Solutions, Inc.
7.50%, 5/15/25		181	227,868
Xerox Corp.
8.25%, 5/15/14		165	184,461

			444,671

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		90	97,451
5.75%, 12/15/16		70	81,250

			178,701

Transportation - Railroads - 0.2%
CSX Corp.
7.375%, 2/01/19		149	192,709

Transportation - Services - 0.1%
Ryder System, Inc.
7.20%, 9/01/15		71	81,989

			8,107,926

Financial Institutions - 6.4%
Banking - 3.2%
American Express Credit Corp.
6.625%, 9/24/12	GBP	200	315,514
ANZ Capital Trust III
1.322%, 12/15/53 (b)	EUR	210	217,818
Bank of Scotland PLC
5.625%, 5/23/13		120	152,813
Capital One Financial Corp.
7.375%, 5/23/14	U.S.$	170	187,498
Citigroup, Inc.
5.50%, 4/11/13		185	190,244
Deutsche Bank AG/London
4.875%, 5/20/13		181	186,547
Fifth Third Bank/Ohio
4.75%, 2/01/15		250	267,152
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		165	182,269
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	126,704
Morgan Stanley
5.50%, 7/24/20		175	175,669
National Australia Bank Ltd.
3.75%, 3/02/15 (a)		90	94,895

	Principal Amount (000)		U.S. $ Value
Royal Bank of Scotland NV
1.168%, 3/09/15 (b)	U.S.$	450	392,118
Societe Generale SA
2.50%, 1/15/14 (a)		180	178,560
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	135,926
UBS AG/Stamford CT
5.875%, 7/15/16	U.S.$	195	208,990
Wachovia Corp.
5.50%, 5/01/13		175	181,532

			3,194,249

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		70	72,100

Finance - 0.2%
General Electric Capital Corp.
4.80%, 5/01/13		225	232,193

Insurance - 2.2%
Aetna, Inc.
6.75%, 12/15/37		257	355,637
Allied World Assurance Co. Ltd.
5.50%, 11/15/20		180	193,737
Allstate Corp. (The)
6.125%, 5/15/37		90	91,350
CIGNA Corp.
5.125%, 6/15/20		90	101,229
Coventry Health Care, Inc.
5.95%, 3/15/17		40	45,667
6.125%, 1/15/15		20	21,842
6.30%, 8/15/14		125	135,999
Genworth Financial, Inc.		230	227,010
6.515%, 5/22/18
Humana, Inc.
6.30%, 8/01/18		25	29,276
6.45%, 6/01/16		20	22,908
7.20%, 6/15/18		180	217,721
Lincoln National Corp.
8.75%, 7/01/19		47	60,559
Markel Corp.
7.125%, 9/30/19		60	70,993
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		1	1,073
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	227,179
Prudential Financial, Inc.
6.20%, 1/15/15		135	149,505
Series D
7.375%, 6/15/19		25	31,056
UnitedHealth Group, Inc.
6.00%, 2/15/18		65	80,331
WellPoint, Inc.
5.875%, 6/15/17		20	23,630
7.00%, 2/15/19		45	56,396

			2,143,098

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	U.S.$	183	192,608

REITS - 0.5%
Digital Realty Trust LP
5.25%, 3/15/21		250	275,642
Health Care REIT, Inc.
4.95%, 1/15/21		180	196,879

			472,521

			6,306,769

Utility - 1.8%
Electric - 0.7%
Constellation Energy Group, Inc.
5.15%, 12/01/20		180	206,324
Nisource Finance Corp.
6.15%, 3/01/13		80	82,550
Ohio Power Co.
5.50%, 2/15/13		118	120,998
PPL Energy Supply LLC
6.50%, 5/01/18		180	208,915
TECO Finance, Inc.
4.00%, 3/15/16		45	48,129
5.15%, 3/15/20		55	63,482
Union Electric Co.
6.70%, 2/01/19		25	31,791

			762,189

Natural Gas - 1.1%
DCP Midstream LLC
9.75%, 3/15/19 (a)		155	199,669
Energy Transfer Partners LP
6.125%, 2/15/17		225	255,645
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14		225	247,260
EQT Corp.
8.125%, 6/01/19		35	42,178
Spectra Energy Capital LLC
8.00%, 10/01/19		170	221,970
Williams Cos., Inc. (The)
7.875%, 9/01/21		45	58,203
Williams Partners LP
3.80%, 2/15/15		48	50,993

			1,075,918

			1,838,107

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		416	459,680

Total Corporates - Investment Grades (cost $15,343,949)			16,712,482

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 7.6%
Greece - 0.1%
Hellenic Republic Government Bond
Series GDP
Zero Coupon, 10/15/42	EUR	276	1,183
Series PSI
2.00%, 2/24/23-2/24/42 (c)		276	48,689

			49,872

Mexico - 4.9%
Mexican Bonos
Series MI10
9.00%, 12/20/12	MXN	63,500	4,852,821

New Zealand - 0.8%
New Zealand Government Bond
Series 521
6.00%, 5/15/21	NZD	850	825,083

United States - 1.8%
U.S. Treasury Notes
1.375%, 9/15/12	U.S.$	1,800	1,802,742

Total Governments - Treasuries (cost $7,513,397)			7,530,518

INFLATION-LINKED SECURITIES - 4.9%
United Kingdom - 4.9%
United Kingdom Gilt Inflation Linked
Series 3MO
1.25%, 11/22/17
(cost $4,831,650)	GBP	2,665	4,807,071

CORPORATES - NON-INVESTMENT GRADES - 2.1%
Industrial - 1.6%
Basic - 0.2%
Weyerhaeuser Co.
7.375%, 3/15/32	U.S.$	204	239,471

Capital Goods - 0.3%
Ardagh Glass Finance PLC
7.125%, 6/15/17 (a)	EUR	112	132,982
Case New Holland, Inc.
7.875%, 12/01/17	U.S.$	128	150,080

			283,062

Communications - Media - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, 4/30/18		24	26,190
8.125%, 4/30/20		8	9,040
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	85	113,996

			149,226

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.4%
Sunrise Communications International SA
7.00%, 12/31/17 (a)	EUR	100	131,653
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)	U.S.$	200	177,500
Windstream Corp.
7.875%, 11/01/17		55	60,431

			369,584

Consumer Cyclical - Other - 0.0%
Standard Pacific Corp.
10.75%, 9/15/16		35	42,087

Consumer Non-Cyclical - 0.4%
ARAMARK Corp.
3.945%, 2/01/15 (b)		200	199,250
HCA, Inc.
7.58%, 9/15/25		65	62,563
Universal Health Services, Inc.
7.125%, 6/30/16		135	154,406

			416,219

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17		85	87,975

			1,587,624

Financial Institutions - 0.5%
Banking - 0.3%
Barclays Bank PLC
4.75%, 3/15/20	EUR	160	113,197
National Westminster Bank PLC
2.80%, 10/05/12 (b)		200	158,612

			271,809

Brokerage - 0.2%
Lehman Brothers Holdings
Zero Coupon, 5/25/10 (b)(d)	U.S.$	435	104,400
Zero Coupon, 1/12/12 (d)		440	105,600

			210,000

			481,809

Total Corporates - Non-Investment Grades (cost $2,213,706)			2,069,433

MORTGAGE PASS-THROUGHS - 1.7%
Agency Fixed Rate 30-Year - 1.7%
Federal National Mortgage Association
Series 2008
6.00%, 5/01/38		951	1,047,911
Series 2010
6.00%, 2/01/40		581	638,637

	Principal Amount (000)		U.S. $ Value
Total Mortgage Pass - Throughs (cost $1,658,657)			1,686,548

GOVERNMENTS - SOVEREIGN AGENCIES - 1.4%
Denmark - 0.6%
Finance for Danish Industry
2.125%, 3/21/13	EUR	500	622,398

South Korea - 0.8%
Export-Import Bank of Korea
6.60%, 11/04/13 (a)	IDR	7,720,000	813,664

Total Governments - Sovereign Agencies (cost $1,539,092)			1,436,062

ASSET-BACKED SECURITIES - 1.0%
Home Equity Loans - Floating Rate - 1.0%
Bear Stearns Asset Backed Securities Trust
Series 2007 - HE3, Class M1
0.696%, 4/25/37 (b) (e)	U.S.$	175	2,350
HSBC Home Equity Loan Trust
Series 2006 - 1, Class M1
0.527%, 1/20/36 (b)		127	108,358
Series 2007 - 2, Class M1
0.557%, 7/20/36 (b)		415	303,868
Morgan Stanley Structured Trust
Series 2007 - 1, Class A2
0.436%, 6/25/37 (b)		430	262,764
Option One Mortgage Loan Trust
Series 2007 - 2, Class M1
0.606%, 3/25/37 (b) (e)		91	657
Wells Fargo Home Equity Trust
Series 2004 - 1, Class 1A
0.546%, 4/25/34 (b)		310	278,393

			956,390

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (f) (g)		3	0

Total Asset-Backed Securities (cost $1,551,633)			956,390

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
Non-Agency Floating Rate - 0.6%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.147%, 12/25/35 (b)		97	56,444
Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.147%, 3/25/36 (b)		344	230,674

	Principal Amount (000)		U.S. $ Value
Washington Mutual Alternative Mortgage
Pass-Through Certificates
Series 2007-OA5, Class 1A
0.897%, 6/25/47 (b)	U.S.$	435	310,229

			597,347

Non-Agency Fixed Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.103%, 6/25/46		266	119,583

Total Collateralized Mortgage Obligations
(cost $1,148,333)			716,930

EMERGING MARKETS - SOVEREIGNS - 0.5%
Hungary - 0.5%
Hungary Government International Bond
6.375%, 3/29/21
(cost $506,566)		510	520,200

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Malaysia - 0.2%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)
(cost $190,798)		190	220,945

EMERGING MARKETS - TREASURIES - 0.2%
Dominican Republic - 0.2%
Dominican Republic
15.95%, 6/04/21 (a)
(cost $205,413)	DOP	8,000	208,792

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Options on Forward Contracts - 0.2%
JPY/USD
Expiration: Apr 2013, Exercise Price: JPY 80.35 (d)		755,290,000	177,006

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2012, Exercise Price: $ 125.00 (d) (h)		179	2,238

Total Options Purchased - Puts (cost $303,025)			179,244

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITY - 0.2%
Non-Agency Floating Rate CMBS - 0.2%
Credit Suisse Mortgage Capital
Certificates
Series 2006-TF2A, Class SVD
0.719%, 10/15/21 (a) (b)
(cost $190,000)	U.S.$	190	170,346

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Basic - 0.1%
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a)		100	106,650

Communications - Media - 0.1%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	50	63,673

Total Emerging Markets - Corporate Bonds
(cost $171,932)			170,323

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Zions Bancorporation
9.50%
(cost $108,204)		6,200	164,610

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Trnsp Auth CA
NPFGC
6.60%, 10/01/29
(cost $114,382)	U.S.$	100	110,847

BANK LOANS - 0.1%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.50%-2.71%, 3/13/14 (b)		82	81,715

Consumer Cyclical - Other - 0.0%
November 2005 Land Investors, LLC
(North Las Vegas Consortium)
7.25%, 4/30/10 (b) (e) (f) (i)		519	0

Total Bank Loans
(cost $593,288)			81,715

Company	Contracts		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.1%
Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust Expiration: Aug 2012, Exercise Price: $ 135.00 (d) (h) (cost $78,049)		179	$69,631

	Shares
COMMON STOCKS - 0.0%
Abitibibowater, Inc. (cost $0)		275,000	0

SHORT-TERM INVESTMENTS - 55.1%
Investment Companies - 4.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (j) (cost $4,307,296)		4,307,296	4,307,296

	Principal Amount (000)
U.S. Treasury Bills - 50.7%
U.S. Treasury Bill
Zero Coupon, 8/02/12-9/20/12	U.S.$	42,000	41,998,518
Zero Coupon, 10/11/12 (k)		8,000	7,998,616

Total U.S. Treasury Bills (cost $49,996,848)			49,997,134

Total Short-Term Investments (cost $54,304,144)			54,304,430

Total Investments - 93.4%
(cost $92,566,218) (l)			92,116,517
Other assets less liabilities - 6.6% (m)			6,513,042

Net Assets - 100.0%			$98,629,559

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Australian 10 Yr Bond Futures	7	September 2012	$928,709	$924,714	$3,995
U.S. 5 Yr Note Futures	30	September 2012	3,712,324	3,743,438	(31,114)
U.S. Long Bond Futures	9	September 2012	1,322,297	1,359,281	(36,984)

					$(64,103)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Brown Brothers Harriman & Co.:
Australian Dollar settling 8/15/12	128	$128,793	$133,945	$5,152
South African Rand settling 8/15/12	262	31,448	31,645	197
Credit Suisse First Boston:
Japanese Yen settling 8/15/12	14,163	176,802	181,307	4,505
Deutsche Bank AG:
Euro settling 8/08/12	930	1,162,843	1,144,339	(18,504)
Great British Pound settling 8/08/12	760	1,183,245	1,191,544	8,299
Japanese Yen settling 8/08/12	92,760	1,166,550	1,187,385	20,835
Norwegian Krone settling 8/08/12	7,120	1,170,527	1,180,991	10,464
Swedish Krona settling 8/08/12	8,410	1,171,648	1,236,354	64,706
Swiss Franc settling 8/08/12	1,120	1,167,070	1,147,340	(19,730)
HSBC Securities Inc.:
Australian Dollar settling 8/08/12	1,180	1,164,754	1,239,383	74,629
New Zealand Dollar settling 8/08/12	1,520	1,165,369	1,230,503	65,134
Royal Bank of Scotland PLC:
Euro settling 8/15/12	144	174,237	176,713	2,476
UBS Securities LLC:
Euro settling 8/15/12	242	298,152	297,985	(167)
Sale Contracts
Brown Brothers Harriman & Co.:
Euro settling 8/15/12	2,510	3,158,566	3,088,738	69,828
Japanese Yen settling 8/15/12	5,003	63,739	64,046	(307)
Mexican Peso settling 8/15/12	1,174	88,449	88,200	249
Citibank NA:
Mexican Peso settling 12/26/12	65,183	4,853,000	4,831,131	21,869
Credit Suisse First Boston:
Japanese Yen settling 8/08/12	92,760	1,171,271	1,187,385	(16,114)
Deutsche Bank AG:
Australian Dollar settling 8/08/12	1,180	1,174,442	1,239,384	(64,942)
Canadian Dollar settling 8/15/12	220	214,447	219,313	(4,866)
Euro settling 8/08/12	930	1,169,734	1,144,339	25,395
Great British Pound settling 8/08/12	760	1,177,666	1,191,544	(13,878)
Great British Pound settling 8/15/12	3,539	5,530,428	5,548,260	(17,832)
New Zealand Dollar settling 8/08/12	1,520	1,192,606	1,230,504	(37,898)
Swedish Krona settling 8/08/12	8,410	1,187,304	1,236,354	(49,050)
Swiss Franc settling 8/08/12	1,120	1,174,129	1,147,340	26,789
HSBC Securities Inc.:
Norwegian Krone settling 8/08/12	7,120	1,181,574	1,180,991	583
Standard Chartered Bank:
Indonesian Rupiah settling 9/07/12	7,149,532	747,781	755,286	(7,505)
UBS Securities LLC:
New Zealand Dollar settling 8/15/12	978	775,297	791,269	(15,972)

				$134,345

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Call - SPDR S&P 500 ETF Trust (h) (premium received $147,309)	179	$130	August 2012	$(145,438)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Put - SPDR S&P 500 ETF Trust (h) (premium received $18,253)	179	$130	August 2012	$(5,997)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount	Premiums	Market Value
1 Year Interest Rate Swap (OTC)	3 Month LIBOR	Citibank, NA	0.86%	10/23/12	$7,250	$32,988	$(33,109)
1 Year Interest Rate Swap (OTC)	3 Month LIBOR	Citibank, NA	0.85	10/31/12	7,250	35,706	(35,706)
1 Year Interest Rate Swap (OTC)	3 Month LIBOR	Goldman Sachs International	0.91	10/18/12	7,250	33,894	(25,741)

							$(94,556)

CURRENCY OPTIONS WRITTEN

Description		Exercise Price	Expiration Date	Contracts	Premiums Received	Market Value
Put - JPY vs. USD	JPY	80.35	4/12/13	JPY 755,290	$421,120	$(177,006)

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank NA	$23,300	6/27/14	0.52%	3 Month LIBOR	$(46,953)
Citibank NA	JPY 3,850,000	7/23/14	0.30%	6 Month LIBOR	5,414
Citibank NA	377,500	8/1/16	0.51%	6 Month LIBOR	(39,530)
Citibank NA	$7,250	7/25/17	0.80%	3 Month LIBOR	(2,028)
Citibank NA	7,250	8/2/17	0.78%	3 Month LIBOR	0

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	GBP	1,870	7/6/14	6 Month LIBOR	0.93%	$5,427
Deutsche Bank AG		3,110	7/6/17	1.14%	6 Month LIBOR	(22,584)
Deutsche Bank AG		1,240	7/6/22	6 Month LIBOR	2.00%	14,601
Goldman Sachs International		$7,250	7/20/17	0.84%	3 Month LIBOR	(14,486)
JPMorgan Chase Bank NA		23,350	6/7/14	0.62%	3 Month LIBOR	(88,512)
JPMorgan Chase Bank NA		650	4/20/20	3.74%	3 Month LIBOR	(124,552)
JPMorgan Chase Bank NA		950	4/26/20	3.77%	3 Month LIBOR	(182,901)
Morgan Stanley Capital Services, Inc.	GBP	1,880	7/19/14	6 Month LIBOR	0.85%	3,070
Morgan Stanley Capital Services, Inc.		3,110	7/19/17	1.07%	6 Month LIBOR	(8,777)
Morgan Stanley Capital Services, Inc.		1,230	7/19/22	6 Month LIBOR	1.92%	(334)

						$(502,145)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Republic of Korea,
4.875% 9/22/14, 12/20/16*	(1.00)%	0.97%	$4,700	$(8,412)	$(199,607)	$(208,019)
United Kingdom of Great Britain and Northern Ireland,
4.25% 6/7/32, 9/20/16*	(1.00)	0.37	7,070	(192,775)	59,739	(133,036)
Credit Suisse International:
Black & Decker Corp.,
5.75% 11/15/16, 6/20/16*	(1.00)	0.34	500	(13,333)	13,058	(275)
BPB Ltd.,
4.75%, 4/11/17, 6/20/16*	(1.00)	0.53	500	(9,513)	8,326	(1,187)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Hershey Co., 6.95% 8/15/12, 6/20/16*	(1.00)%	0.35%	$500	$(12,962)	$10,906	$(2,056)
Svenska Handelsbanken AB, 5.125% 3/30/20, 6/20/16*	(1.00)	0.83	500	(3,627)	10,451	6,824
Deutsche Bank AG:
France Government Bond OAT, 4.25%, 4/25/19, 3/20/17*	(0.25)	1.44	2,350	127,046	(160,541)	(33,495)
Freeport-McMoran Corp., 9.50% 6/1/31, 6/20/16*	(1.00)	0.33	500	(13,479)	16,319	2,840
Kingdom of Thailand, 7.07% 9/30/13, 9/20/16*	(1.00)	1.09	9,350	25,015	(226,108)	(201,093)
Republic of Korea, 4.875% 9/22/14, 9/20/16*	(1.00)	0.91	2,300	(11,168)	(5,699)	(16,867)
Goldman Sachs International:
CDX NAHY-18 5 Year Index, 6/20/17*	(5.00)	5.84	2,396	63,888	(84,971)	(21,083)
France Government Bond OAT, 4.25%, 4/25/19, 12/20/16*	(0.25)	1.35	2,350	111,962	(158,015)	(46,053)
United Kingdom of Great Britain and Northern Ireland, 4.25% 6/7/32, 12/20/16*	(1.00)	0.41	12,800	(338,031)	(10,623)	(348,654)
Morgan Stanley Capital Services Inc.:
Coca-Cola Co., 3.15% 11/15/20, 6/20/16*	(1.00)	0.42	500	(11,697)	12,884	1,187
Republic of Korea, 4.875% 9/22/14, 9/20/16*	(1.00)	0.91	2,350	(11,411)	(4,375)	(15,786)
Target Corp., 5.375% 5/1/17, 6/20/16*	(1.00)	0.32	500	(13,672)	10,092	(3,580)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
United Mexican States, 5.95% 3/19/19, 6/20/17*	(1.00)%	1.07%	$2,350	$6,621	$(55,965)	$(49,344)
United Mexican States, 5.95% 3/19/19, 6/20/17*	(1.00)	1.07	4,670	13,157	(158,193)	(145,036)
UBS AG:
Federative Republic of Brazil, 12.25% 3/6/30, 6/20/17*	(1.00)	1.28	7,050	88,621	(104,188)	(15,567)
Sale Contracts
Bank of America NA:
Republic of China, 4.75% 10/29/13, 12/20/16*	1.00	0.89	4,700	23,578	120,924	144,502
Barclays Bank PLC:
CDX NAIG-18 5 Year Index, 6/20/17*	1.00	1.08	13,630	(33,493)	93,177	59,684
CDX NAIG-18 5 Year Index, 6/20/17*	1.00	1.08	2,350	(5,774)	22,714	16,940
Citibank NA:
CDX NAHY-18 5 Year Index, 6/20/17*	5.00	5.84	9,306	(248,160)	375,120	126,960
CDX NAHY-18 5 Year Index, 6/20/17*	5.00	5.84	1,597	(22,186)	107,443	85,257
CDX NAIG-18 5 Year Index, 6/20/17*	1.00	1.08	7,050	(17,324)	57,675	40,351
CDX NAIG-18 5 Year Index, 6/20/17*	1.00	1.08	12,100	(29,733)	59,864	30,131
Credit Suisse First Boston:
CDX NAIG-18 5 Year Index, 6/20/17*	1.00	1.08	3,480	(8,552)	35,507	26,955
Deutsche Bank AG:
Republic of China, 4.75% 10/29/13, 9/20/16*	1.00	0.83	9,300	76,285	(52,274)	24,011

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International:
CDX EM-17 5 Year Index, 6/20/17*	5.00%	2.46%	$3,450	$407,388	$(292,517)	$114,871
CDX NAIG-18 5 Year Index, 6/20/17*	1.00	1.08	4,670	(11,475)	53,759	42,284
Morgan Stanley Capital Services Inc.:
CDX EM-17 5 Year Index, 6/20/17*	5.00	2.46	6,550	773,445	(792,454)	(19,009)
Republic of China, 4.75% 10/29/13, 9/20/16*	1.00	0.83	4,700	38,553	(26,453)	12,100

				$738,782	$(1,264,025)	$(525,243)

*	Termination date

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Barclays Capital US Agg Total Return Value Unhedged USD Index	3,899	1 Month LIBOR	$7,040	11/30/12	Barclays Bank PLC	$95,249
Receive	Barclays Capital US Agg Total Return Value Unhedged USD Index	21,369	1 Month LIBOR Plus 0.14%	38,700	12/5/12	Barclays Bank PLC	518,739
Receive	Barclays Capital US Inflation Linked Bonds 1 to 10 Year Index	53,380	1 Month LIBOR Minus 0.01%	13,840	12/6/12	Barclays Bank PLC	108,184

							$722,172

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, the aggregate market value of these securities amounted to $4,395,377 or 4.5% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2012.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2012.
(d)	Non-income producing security.
(e)	Illiquid security.
(f)	Fair valued.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of July 31, 2012, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$3,301	$0	0.00%

(h)	One contract relates to 100 shares.
(i)	Security is in default and is non-income producing.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,971,659.
(l)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,928,121 and gross unrealized depreciation of investments was $(2,377,822), resulting in net unrealized depreciation of $(449,701).
(m)	An amount of $1,409,000 has been segregated to collateralize written option contracts outstanding at July 31, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar

Glossary:

CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

July 31, 2012 (unaudited)

20.1%	United States
7.0%	United Kingdom
5.3%	Mexico
0.9%	New Zealand
0.9%	South Korea
0.8%	Japan
0.7%	Netherlands
0.7%	Denmark
0.6%	Russia
0.6%	Germany
0.5%	Hungary
0.5%	Australia
0.4%	Luxembourg
2.1%	Other
58.9%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.4% or less in the following countries: Canada, Czech Republic, Dominican Republic, France, Greece, Ireland, Italy, Malaysia, South Africa, Sweden and Switzerland.

AllianceBernstein Unconstrained Bond Fund

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities	Level 1			Level 2		Level 3			Total
Corporates - Investment Grades	$	– 0	–	$16,712,482		$	– 0	–	$16,712,482
Governments - Treasuries		– 0	–	7,530,518			– 0	–	7,530,518
Inflation-Linked Securities		– 0	–	4,807,071			– 0	–	4,807,071
Corporates - Non-Investment Grades		– 0	–	2,069,433			– 0	–	2,069,433
Mortgage Pass-Throughs		– 0	–	1,686,548			– 0	–	1,686,548
Governments - Sovereign Agencies		– 0	–	1,436,062			– 0	–	1,436,062
Asset-Backed Securities		– 0	–	– 0	–		956,390		956,390
Collateralized Mortgage Obligations		– 0	–	– 0	–		716,930		716,930
Emerging Markets - Sovereigns		– 0	–	520,200			– 0	–	520,200
Quasi-Sovereigns		– 0	–	220,945			– 0	–	220,945
Emerging Markets - Treasuries		– 0	–	– 0	–		208,792		208,792
Options Purchased - Puts		– 0	–	179,244			– 0	–	179,244
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		170,346		170,346
Emerging Markets - Corporate Bonds		– 0	–	170,323			– 0	–	170,323
Preferred Stocks		164,610		– 0	–		– 0	–	164,610
Local Governments - Municipal Bonds		– 0	–	110,847			– 0	–	110,847
Bank Loans		– 0	–	– 0	–		81,715		81,715
Options Purchased - Calls		– 0	–	69,631			– 0	–	69,631
Short-Term Investments		4,307,296		49,997,134			– 0	–	54,304,430

Total Investments in Securities		4,471,906		85,510,438			2,134,173		92,116,517
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	734,897			– 0	–	734,897
Interest Rate Swaps		– 0	–	28,512			– 0	–	28,512
Futures Contracts		3,995		– 0	–		– 0	–	3,995 †
Forward Currency Exchange Contracts		– 0	–	401,110			– 0	–	401,110
Total Return Swaps		– 0	–	– 0	–		722,172		722,172
Liabilities
Credit Default Swaps		– 0	–	(1,260,140)			– 0	–	(1,260,140)
Interest Rate Swaps		– 0	–	(530,657)			– 0	–	(530,657)
Futures Contracts		(68,098)		– 0	–		– 0	–	(68,098)†
Forward Currency Exchange Contracts		– 0	–	(266,765)			– 0	–	(266,765)
Written Options		(35,706)		(328,441)			(58,850)		(422,997)

Total^		$4,372,097		$84,288,954			$2,797,495		$91,458,546

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

†	Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. Cumulative appreciation/depreciation of futures contracts is reported in the portfolio of investments.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Asset-Backed Securities		Collateralized Mortgage Obligations			Emerging Markets - Treasuries			Commercial Mortgage- Backed Securities
Balance as of 10/31/11	$1,456,579			$1,380,355			$403,962			$276,033
Accrued discounts/(premiums)	248			(386)			292			– 0	–
Realized gain (loss)	(12,109)			(2,459)			(8,293)			(4,200)
Change in unrealized appreciation/depreciation	129,762			268,497			12,433			(687)
Purchases	– 0	–		389			(199,602)			– 0	–
Sales	(618,090)			(929,466)			– 0	–		(100,800)
Settlements	– 0	–		– 0	–		– 0	–		– 0	–
Transfers into Level 3	– 0	–		– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–		– 0	–

Balance as of 7/31/12	$956,390			$716,930			$208,792			$170,346

Net change in unrealized appreciation/depreciation	$19,747			$91,572			$8,065			$(5,186)

	Bank Loans		Options Purchased - Calls			Options Purchased - Puts			Credit Default Swaps
Balance as of 10/31/11	$2,020,562			$8,075			$530,255			$117,080
Accrued discounts/(premiums)	16,804			– 0	–		– 0	–		– 0	–
Realized gain (loss)	(104,223)			(84,600)			(747,629)			195,738
Change in unrealized appreciation/depreciation	182,295			76,525			217,374			(117,080)
Purchases	– 0	–		– 0	–		– 0	–		– 0	–
Sales	(2,033,723)			– 0	–		– 0	–		– 0	–
Settlements	– 0	–		– 0	–		– 0	–		(195,738)
Transfers into Level 3	– 0	–		– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–		– 0	–

Balance as of 7/31/12	$81,715		$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation	$865		$	– 0	–	$	– 0	–	$	– 0	–

	Variance Swaps			Total Return Swaps		Written Options		Unfunded Loan Commitment
Balance as of 10/31/11		$95,934		$16,448		$(1,304,476)			$(23,749)
Accrued discounts/(premiums)		– 0	–	– 0	–	– 0	–		– 0	–
Realized gain (loss)		45,694		47,804		(424,351)			– 0	–
Change in unrealized appreciation/depreciation		(95,934)		705,724		633,588			23,749
Purchases		– 0	–	– 0	–	1,103,270			– 0	–
Sales		– 0	–	– 0	–	(66,881)			– 0	–
Settlements		(45,694)		(47,804)		– 0	–		– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 7/31/12	$	– 0	–	$722,172		$(58,850)		$	– 0	–

Net change in unrealized appreciation/depreciation	$	– 0	–	$722,172		$8,031		$	– 0	–

	Total
Balance as of 10/31/11		$4,977,058
Accrued discounts/(premiums)		16,958
Realized gain (loss)		(1,098,628)
Change in unrealized appreciation/depreciation		2,036,246
Purchases		904,057
Sales		(3,748,960)
Settlements		(289,236)
Transfers into Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 7/31/12		$2,797,495

Net change in unrealized appreciation/depreciation		$845,266

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2012